Accrued Expenses (Schedule Of Accrued Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities, Current [Abstract]
Employee benefits, payroll, and related taxes	$ 28,659	$ 26,255
Customer rebates	21,881	21,414
Environmental remediation	2,872	3,281
Interest rate swaps	2,253	2,366
Environmental dismantling	207	283
Other	23,189	24,947
Accrued expenses	$ 79,061	$ 78,546